Cover Page	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	BRICKELL BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-21088
Entity Tax Identification Number	93-0948554
Entity Address, Address Line One	5777 Central Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	505-4755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000819050
Amendment Flag	false